LONG-TERM LOANS FROM SHAREHOLDERS AND OTHERS (Tables)	12 Months Ended
Dec. 31, 2014
Long Term Loans From Shareholders And Others Disclosure [Abstract]
Schedule Of Other Long Term Debt [Table Text Block]
Long-term loans from shareholders and others - composition:

	December 31,
	2014	2013

In NIS linked to CPI (see c1and c2 below)	$306	$384
In Dollars (see c4 below)	737	737
In other currencies (see c5 below)	196	847

	1,239	1,968
Less - current maturities	242	667

	$997	$1,301

Schedule Of Maturities Of Other Long Term Debt [Table Text Block]
As of December 31, 2014, the aggregate annual maturities of the long-term loans from shareholders and others are as follow:

2015 (current maturities)	$242
2016	260
2017	-
2018	-
Thereafter	737

$1,239